Cavalier Growth Opportunities Fund
CAVALIER GROWTH OPPORTUNITIES FUND
INVESTMENT OBJECTIVES
The Cavalier Growth Opportunities Fund (formerly, the Cavalier Global Opportunities Fund) (the "Fund") seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - {Cavalier Growth Opportunities Fund} - Cavalier Growth Opportunities Fund	Institutional Class Shares	Class C Shares	Class A Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	none	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses - {Cavalier Growth Opportunities Fund} - Cavalier Growth Opportunities Fund		Institutional Class Shares	Class C Shares	Class A Shares
Management Fees	[1]	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	[1]	none	1.00%	0.25%
Other Expenses	[1]	1.67%	1.67%	1.67%
Acquired Fund Fees and Expenses	[1],[2]	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	[1]	3.14%	4.14%	3.39%
Less Fee Waiver and/or Expense Limitation	[1],[3]	1.42%	1.42%	1.42%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	[1]	1.72%	2.72%	1.97%
[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	Cavalier Investments, LLC, the investment advisor to the Fund (the "Advisor"), has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.35% of the average daily net assets of the Fund for each share class. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2019, and may be terminated by the Board of Trustees of the Fund (the "Board" or the "Trustees"). The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  The example includes the Fund's contractual expense limitation through September 30, 2019.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example- {Cavalier Growth Opportunities Fund} - Cavalier Growth Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	175	836	1,521	3,350
Class C Shares	375	1,129	1,998	4,237
Class A Shares	641	1,319	2,019	3,870

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption- {Cavalier Growth Opportunities Fund} - Cavalier Growth Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	175	836	1,521	3,350
Class C Shares	275	1,129	1,998	4,237
Class A Shares	641	1,319	2,019	3,870

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 439.72% of the average value of its portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Fund's portfolio manager seeks to achieve the Fund's investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act") and not affiliated with the Fund ("Portfolio Funds") that invest in issuers from a number of countries throughout the world. The Fund will not generally invest in individual portfolio securities. The Fund is considered "diversified" under the 1940 Act.

The portfolio manager will track a variety of asset categories (including commodities and currencies).

The Fund will weight Portfolio Funds primarily based on positive price momentum with volatility as an additional consideration. The Fund seeks to capitalize on the expected continuance of existing price trends in the market. The historical price and the volatility of the funds in the Fund's investment universe are analyzed to attempt to predict how the securities will perform over the next month to select those with the greatest likelihood of increasing in price, while also excluding any securities with high volatility. The portfolio manager will rank approximately 150 Portfolio Funds based on price momentum after excluding those with high volatility and take approximately the top 10 Portfolio Funds and weight them equally.

The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees. The portfolio manager will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund will be subject to the following principal risks:

Common Stock Risk.  Investments by the Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
ETFs Risk.  The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale.
Derivatives Risk.  While the Fund will not use derivative instruments, the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
Foreign Securities and Emerging Markets Risk.  The Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Fund of Funds Risk.  The Fund will operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.
Futures Risk. Use of futures contracts by the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the U.S. Securities and Exchange Commission (the "SEC") in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Portfolio Funds.
Risks from Purchasing Options.  If a call or put option purchased by a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Portfolio Funds may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Portfolio Funds at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Portfolio Funds to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Portfolio Funds at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Portfolio Funds seek to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Small-Cap and Mid-Cap Securities Risk.  The Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Portfolio Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Swaps Risk.  The Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps." Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps may also be considered illiquid.

PERFORMANCE INFORMATION
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/863.htm for the Institutional Class Shares, by visiting http://www.ncfunds.com/fundpages/864.htm for the Class C Shares, and by visiting http://www.ncfunds.com/fundpages/878.htm for the Class A shares.

Institutional Class Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 8.29% (quarter ended March 31, 2013) and the Fund's lowest quarterly return was -8.28% (quarter ended September 30, 2015).  The Fund's year-to-date return as of December 31, 2017 (the end of the most recent calendar quarter) was 27.6411.58%.

Average Annual Total ReturnsPeriods Ended December 31, 2017
Average Annual Total Returns- {Cavalier Growth Opportunities Fund} - Cavalier Growth Opportunities Fund		Past 1 Year	Past 5 Years	Since Inception [1]	Inception Date
Institutional Class Shares		27.64%	12.23%	11.65%	Sep. 20, 2012
Institutional Class Shares | After taxes on distributions		27.58%	11.87%	11.28%
Institutional Class Shares | After taxes on distributions and sale of shares		15.64%	10.15%	9.66%
Institutional Class Shares | S&P Global Broad Market Index (reflects no deductions for fees and expenses)		24.69%	11.59%	11.33%
Class C Shares		26.34%	11.00%	10.93%	Sep. 26, 2012
Class C Shares | S&P Global Broad Market Index (reflects no deductions for fees and expenses)		24.69%	11.59%	11.71%
Class A Shares	[2]	none	none	none
Class A Shares | S&P Global Broad Market Index (reflects no deductions for fees and expenses)	[2]	24.69%	11.59%	none
[1]	The Institutional Class Shares began operating on September 20, 2012. The Class C Shares began operating on September 26, 2012. The Class A shares have not yet commenced operations. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.
[2]	The Class A Shares have not yet commenced operations, and therefore will not have performance data to present for one calendar year.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.